GOODWILL AND INTANGIBLE ASSETS (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 572,479	$ 753,779
2022	730,059	730,059
2023	719,859	719,859
2024	719,859	719,859
2025	719,859	719,859
Thereafter	1,067,422	1,071,526
Total	$ 4,529,537	$ 4,714,941	$ 5,369,083